Retirement Benefit Plans - Summary of Retirement Benefit Plans (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets/(liabilities)
Total net assets	£ 119	£ 389
Santander UK Group
Assets/(liabilities)
Total net assets	119	389
Santander UK Group | Unfunded Pension And Post Retirement Medical Benefits
Assets/(liabilities)
Surplus (deficit) in plan	(44)	(41)
Surplus | Santander UK Group | Funded Defined Benefit Pension Scheme
Assets/(liabilities)
Surplus (deficit) in plan	521	669
Deficit | Santander UK Group | Funded Defined Benefit Pension Scheme
Assets/(liabilities)
Surplus (deficit) in plan	£ (358)	£ (239)